ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Balance at beginning of year	¥ 7,294	¥ 5,270
Provision (reversal) for expected credit losses	(1,045)	2,024
Balance at end of year	¥ 6,249	¥ 7,294